Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 18.8	$ 108.2	$ 191.2	$ 173.9	$ 63.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49.9	44.5	91.3	86.8	94.0
Deferred income taxes	3.8	45.8	106.8	48.6	31.3
Equity in net earnings of unconsolidated affiliate	(1.1)	(1.5)	(3.2)	(2.8)	(6.6)
Deferred compensation	0	7.3	7.3	19.5	1.6
Elimination of deferred statutory profit sharing liability	0	(47.8)	(47.8)	0	0
Distributions from unconsolidated affiliate	1.5	2.3	2.3	2.3	1.5
Gain on insurance recoveries related to hurricane damage			0	(14.8)	0
Cash payments related to hurricane damage			0	(3.3)	(26.4)
Insurance proceeds related to hurricane damage			0	40.2	8.2
Gain on sale of Mexrail, Inc.			0	0	(0.7)
Debt retirement costs	109.9	0	0.5	10.3	52.5
Changes in working capital items:
Accounts receivable	(6.3)	(18.1)	(26.6)	0.3	(21.6)
Related companies	71.9	2.5	(9.4)	(79.3)	(45.4)
Materials and supplies	(15.0)	1.7	5.6	0.9	3.1
Other current assets	(29.6)	(1.5)	(21.5)	(19.8)	(3.5)
Accounts payable and accrued liabilities	6.5	0.8	(15.3)	(7.3)	20.1
Other, net	1.9	3.2	(4.1)	0.5	(0.2)
Net cash provided by operating activities	212.2	147.4	277.1	256.0	171.7
Investing activities:
Capital expenditures	(78.4)	(71.6)	(209.6)	(147.4)	(101.0)
Acquisition of equipment under operating lease	(66.5)	0
Acquisition of an intermodal facility, net of cash acquired			0	0	(25.0)
Insurance proceeds related to hurricane damage			0	12.4	1.8
Proceeds from disposal of property	1.4	4.2	5.6	5.6	2.5
Proceeds and repayments of loan to/from a related company			0	0	31.4
Proceeds from sale of Mexrail, Inc.			0	0	41.0
Other, net	(0.4)	(0.4)	(1.3)	0	(0.6)
Net cash used for investing activities	(143.9)	(67.8)	(205.3)	(129.4)	(49.9)
Financing activities:
Proceeds from issuance of long-term debt	927.8	0	0	200.0	480.7
Proceeds from issuance of related company debt	52.5	0	9.0	17.5	17.4
Repayment of long-term debt	(882.1)	(8.9)	(18.1)	(214.8)	(715.8)
Repayment of related company debt	(59.4)	(41.8)	(87.2)	0	0
Debt Costs	(100.5)	0	(0.8)	(15.6)	(54.7)
Pro-rata distributions of common stock			0	(135.0)	0
Pro-rata contribution of common stock			18.8	0	95.0
Net cash used for financing activities	(61.7)	(50.7)	(78.3)	(147.9)	(177.4)
Cash and cash equivalents:
Net decrease during each period	6.6	28.9	(6.5)	(21.3)	(55.6)
At beginning of year	9.2	15.7	15.7	37.0	92.6
At end of period	15.8	44.6	9.2	15.7	37.0
Non-cash investing activities and financing activities:
Capital expenditures accrued but not yet paid at end of year			9.1	21.2	23.6
Capital lease obligations incurred			10.8	0	0
Non-cash asset acquisitions			0	91.0	0
Cash payments:
Interest paid			$ 86.6	$ 76.7	$ 91.2